Advances for Vessels under Construction and Acquisitions and Other Vessel Costs, textual (Details) - USD ($) $ in Thousands	1 Months Ended
	Dec. 31, 2014	Jan. 31, 2014	May. 31, 2013	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Unrecorded Unconditional Purchase Obligation				$ 83,487
Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels Under Construction		$ 28,825	$ 97,400
Santa Barbara [Member]
Property, Plant and Equipment [Line Items]
Contract Price Of Vessels To Be Acquired	$ 50,000